Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Transactions with Third Party [Line Items]
Free rental space	220
Tianquan Vincent Mo
Transactions with Third Party [Line Items]
Lease period	10 years
Tianquan Vincent Mo | Lease Expense
Transactions with Third Party [Line Items]
Lease related expense paid by issuing share	142